LITIGATION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
LITIGATION AND CONTINGENCIES
Schedule of guarantees and restricted assets

Guarantees that commit assets recognized in the financial statements:

			Committed assets		Accounting value
Guaranty creditor	Debtor name	Relationship	Guaranty	Type	12.31.2021	12.31.2020
					ThCh$	ThCh$
Transportes San Martin	Embotelladora Andina S.A.	Parent company	Cash	Trade Accounts and Other Accounts Receivable	—	2,907
Administradora Plaza Vespucio S.A.	Embotelladora Andina S.A.	Parent company	Cash	Trade Accounts and Other Accounts Receivable	86,416	—
Cooperativa Agricola Pisquera Elqui Limitada	Embotelladora Andina S.A.	Parent company	Cash	Otros activos financieros no corrientes	1,216,865	1,216,865
Mall Plaza	Embotelladora Andina S.A.	Parent company	Cash	Trade Accounts and Other Accounts Receivable	290,890	—
Serv. Nacional Aduanas	Embotelladora Andina S.A.	Parent company	Cash	Trade Accounts and Other Accounts Receivable	18,583	—
Metro S.A.	Embotelladora Andina S.A.	Parent company	Cash	Trade Accounts and Other Accounts Receivable	24,335	—
Parque Arauco S.A.	Embotelladora Andina S.A.	Parent company	Cash	Trade Accounts and Other Accounts Receivable	126,136	—
Several Retail	Vending	Subsidiary	Cash	Trade Accounts and Other Accounts Receivable	63,792	—
Several Retail	Transportes Refrescos	Subsidiary	Cash	Trade Accounts and Other Accounts Receivable	628	—
Several Retail	Transportes Polar	Subsidiary	Cash	Trade Accounts and Other Accounts Receivable	69,745	15,751
Labor claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	6,057,282	5,329,947
Civil and tax claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	6,562,747	5,882,379
Governmental entities	Rio de Janeiro Refrescos Ltda.	Subsidiary	Plant and Equipment	Property, Plant and Equipment	10,882,933	9,842,108
Distribuidora Baraldo S.H.	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	164	169
Acuña Gomez	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	247	253
Nicanor López	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	176	181
Labarda	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	3	3
Municipalidad Bariloche	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	2,230	—
Municipalidad San Antonio Oeste	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	18,153	18,650
Municipalidad Carlos Casares	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	734	754
Municipalidad Chivilcoy	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	113,530	116,641
Others	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	35	36
Granada Maximiliano	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,480	1,521
Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current non-financial assets	—	2,114
Several stores	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current non-financial assets	—	13,140
Aduana de EZEIZA	Embotelladora del Atlántico S.A.	Subsidiary	Cash deposit	Other current non-financial assets	—	286
Municipalidad de Junin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	237	243
Almada Jorge	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	2,009	2,064
Mirgoni Marano	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	50	51
Farias Matias Luis	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	922	947
Temas Industriales SA - Embargo General de Fondos	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	103,110	—
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	18,502	19,009
Coto Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	3,289	3,379
Cencosud	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	2,056	2,112
Mariano Mirgoni	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	—	105,936
Jose Luis Kreitzer, Alexis Beade Y Cesar Bechetti	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	8,143	—
Causa Bariloche	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,902	—
Marcus A.Peña	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant and Equipment	5,692	4,011
Mauricio J Cordero C	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant and Equipment	987	814
José Ruoti Maltese	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant and Equipment	712	655
Alejandro Galeano	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant and Equipment	1,365	1,132
Ana Maria Mazó	Paraguay Refrescos	Subsidiary	Real estate	Property, Plant and Equipment	1,300	1,077

Guarantees that do not commit assets recognized in the Financial Statements:

			Committed assets		Amounts involved
Guaranty creditor	Debtor name	Relationship	Guaranty	Type	12.31.2021	12.31.2020
					ThCh$	ThCh$
Labor procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	1,593,498	1,527,347
Administrative procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	4,717,824	8,860,598
Federal Government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	153,491,717	147,841,989
State Government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	64,725,638	46,031,398
Sorocaba Refrescos	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Guarantor	3,027,291	2,736,159
Others	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	3,390,177	1,715,099
Aduana de EZEIZA	Embotelladora del Atlántico S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	—	3,150
Aduana de EZEIZA	Andina Empaques Argentina S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	637,631	143,615